CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 100,178	$ 73,569	$ 131,175
Fair value adjustments to hedging financial instruments	(11,035)	(1,570)	(19,467)
Fair value adjustments to hedging financial instruments in associated companies	11,090	8,040	20,074
Reclassification into net income of previous fair value adjustments to hedging financial instruments	27	0	1,756
Fair value adjustments to available for sale securities	601	51	(327)
Other comprehensive income / (loss)	(3)	72	(16)
Other comprehensive income, net of tax	680	6,593	2,020
Comprehensive income	$ 100,858	$ 80,162	$ 133,195